UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund

Institutional Class Shares - SPRNX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Institutional Class Shares	$60	0.60%

How did the Fund perform in the last year?

International equity markets provided a modest return of 3.82% (MSCI EAFE Index) in 2024 as a strong U.S. dollar significantly eroded returns following the election. The index returned 11.28% in local currencies. A U.S. economy growing faster on average than most countries, combined with the continued strength in its equity market, is fueling consistent U.S. dollar strength at the expense of other currencies. While China’s GDP growth continued to outpace most other countries, and even though its government took additional steps to increase economic activity further, market optimism quickly faded following the stimulus announcement in September. This weighed on Asia-Pacific markets and several global economic sectors, further narrowing opportunities for outperformance.

For the one-year period ended December 31, 2024, the Fund's Institutional Class Shares returned -0.64% compared to 3.82% for the index (MSCI EAFE). An underweight and stock selection in Financials accounted for the vast majority of the fund’s underperformance for the year. The type of financials that drove the sector performance were predominantly low ROE, low price-to-book, and highly leveraged businesses, the majority of which do not meet Sprucegrove’s quality requirements. Positive stock selection in the Energy and Health Care sectors partially offset this.

From a country perspective, stock selection in Japan detracted the most. The Japanese index's strong performance was driven by financials and industrials, which were perceived to benefit from the stock exchange reforms meant to favor investors. The industrial names have poorer quality and are not included in the Fund. We have a diverse group of Japanese holdings and continue to find opportunities in this market.

After avoiding an economic downturn from a sharp tightening cycle, we face a complex macroeconomic context again. The election results in the U.S. are shaping up to cause increased uncertainty and a clouded outlook. The focus on tariffs could reshape trade relations around the world and alter the inflation outlook.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

Sprucegrove International Equity Fund, Institutional Class Shares - $1,031,061
MSCI EAFE Index (Net) (USD) - $1,120,325
MSCI EAFE Value Index (Net) (USD) - $1,212,698
$1,300,000
$1,250,000
$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
$950,000
$900,000
$850,000
$800,000
Mar/21
Dec/21
Dec/22
Dec/23
Dec/24

	Sprucegrove International Equity Fund, Institutional Class Shares - $1031061	MSCI EAFE Index (Net) (USD) - $1120325	MSCI EAFE Value Index (Net) (USD) - $1212698
Mar/21	$1000000	$1000000	$1000000
Dec/21	$998692	$1066797	$1021712
Dec/22	$879759	$912626	$964669
Dec/23	$1037728	$1079070	$1147478
Dec/24	$1031061	$1120325	$1212698

Inception date of the Class was March 22, 2021. The Advisor managed a similar strategy of an unregistered mutual fund that commenced operations on September 30, 1985. Please refer to the most recent Sprucegrove Fund’s prospectus for historical performance. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-SPRUCEG (777-8234) or visit https://sprucegrove.com/mutual-fund-documents/ for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Sprucegrove International Equity Fund, Institutional Class Shares	-0.64%	0.81%
MSCI EAFE Index (Net) (USD)	3.82%	3.05%
MSCI EAFE Value Index (Net) (USD)	5.68%	5.23%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$99,370,400	66	$399,089	24%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan
16.9%
United Kingdom
15.9%
Germany
10.3%
Switzerland
8.0%
France
7.8%
Hong Kong
6.4%
Singapore
6.3%
Canada
3.4%
India
3.0%
Ireland
2.5%
Netherlands
2.2%
China
2.1%
Other Countries
11.8%

Value	Value
Other Countries	11.8%
China	2.1%
Netherlands	2.2%
Ireland	2.5%
India	3.0%
Canada	3.4%
Singapore	6.3%
Hong Kong	6.4%
France	7.8%
Switzerland	8.0%
Germany	10.3%
United Kingdom	15.9%
Japan	16.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
United Overseas Bank Ltd	3.2%
Roche Holding AG	3.2%
AIA Group Ltd	2.8%
Sandoz Group AG	2.7%
Smith & Nephew PLC	2.6%
Ryanair Holdings PLC ADR	2.5%
HSBC Holdings PLC	2.4%
Novartis AG	2.2%
Nihon Kohden Corp	2.2%
Kering SA	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-SPRUCEG (777-8234)

  https://sprucegrove.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-SPRUCEG (777-8234) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund / Institutional Class Shares - SPRNX

Annual Shareholder Report: December 31, 2024

SIM-AR-TSR-2024-1

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund

Investor Class Shares - SPRVX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Investor Class Shares	$75	0.75%

How did the Fund perform in the last year?

International equity markets provided a modest return of 3.82% (MSCI EAFE Index) in 2024 as a strong U.S. dollar significantly eroded returns following the election. The index returned 11.28% in local currencies. A U.S. economy growing faster on average than most countries, combined with the continued strength in its equity market, is fueling consistent U.S. dollar strength at the expense of other currencies. While China’s GDP growth continued to outpace most other countries, and even though its government took additional steps to increase economic activity further, market optimism quickly faded following the stimulus announcement in September. This weighed on Asia-Pacific markets and several global economic sectors, further narrowing opportunities for outperformance.

For the one-year period ended December 31, 2024, the Fund's Investor Class Shares returned -0.79% compared to 3.82% for the index (MSCI EAFE). An underweight and stock selection in Financials accounted for the vast majority of the fund’s underperformance for the year. The type of financials that drove the sector performance were predominantly low ROE, low price-to-book, and highly leveraged businesses, the majority of which do not meet Sprucegrove’s quality requirements. Positive stock selection in the Energy and Health Care sectors partially offset this.

From a country perspective, stock selection in Japan detracted the most. The Japanese index's strong performance was driven by financials and industrials, which were perceived to benefit from the stock exchange reforms meant to favor investors. The industrial names have poorer quality and are not included in the Fund. We have a diverse group of Japanese holdings and continue to find opportunities in this market.

After avoiding an economic downturn from a sharp tightening cycle, we face a complex macroeconomic context again. The election results in the U.S. are shaping up to cause increased uncertainty and a clouded outlook. The focus on tariffs could reshape trade relations around the world and alter the inflation outlook.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

Sprucegrove International Equity Fund, Investor Class Shares - $1,108,584
MSCI EAFE Index (Net) (USD) - $1,184,517
MSCI EAFE Value Index (Net) (USD) - $1,216,081
$1,300,000
$1,250,000
$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
$950,000
$900,000
$850,000
May/22
Dec/22
Dec/23
Dec/24

	Sprucegrove International Equity Fund, Investor Class Shares - $1108584	MSCI EAFE Index (Net) (USD) - $1184517	MSCI EAFE Value Index (Net) (USD) - $1216081
May/22	$1000000	$1000000	$1000000
Dec/22	$948672	$964918	$967360
Dec/23	$1117385	$1140899	$1150680
Dec/24	$1108584	$1184517	$1216081

Inception date of the Class was May 31, 2022. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-SPRUCEG (777-8234) or visit https://sprucegrove.com/mutual-fund-documents/ for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Sprucegrove International Equity Fund, Investor Class Shares	-0.79%	4.06%
MSCI EAFE Index (Net) (USD)	3.82%	6.76%
MSCI EAFE Value Index (Net) (USD)	5.68%	7.85%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$99,370,400	66	$399,089	24%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.8%
China	2.1%
Netherlands	2.2%
Ireland	2.5%
India	3.0%
Canada	3.4%
Singapore	6.3%
Hong Kong	6.4%
France	7.8%
Switzerland	8.0%
Germany	10.3%
United Kingdom	15.9%
Japan	16.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
United Overseas Bank Ltd	3.2%
Roche Holding AG	3.2%
AIA Group Ltd	2.8%
Sandoz Group AG	2.7%
Smith & Nephew PLC	2.6%
Ryanair Holdings PLC ADR	2.5%
HSBC Holdings PLC	2.4%
Novartis AG	2.2%
Nihon Kohden Corp	2.2%
Kering SA	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-SPRUCEG (777-8234)

  https://sprucegrove.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-SPRUCEG (777-8234) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund / Investor Class Shares - SPRVX

Annual Shareholder Report: December 31, 2024

SIM-AR-TSR-2024-2

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund

Advisor Class Shares - SPRDX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Advisor Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Advisor Class Shares	$99	1.00%

How did the Fund perform in the last year?

International equity markets provided a modest return of 3.82% (MSCI EAFE Index) in 2024 as a strong U.S. dollar significantly eroded returns following the election. The index returned 11.28% in local currencies. A U.S. economy growing faster on average than most countries, combined with the continued strength in its equity market, is fueling consistent U.S. dollar strength at the expense of other currencies. While China’s GDP growth continued to outpace most other countries, and even though its government took additional steps to increase economic activity further, market optimism quickly faded following the stimulus announcement in September. This weighed on Asia-Pacific markets and several global economic sectors, further narrowing opportunities for outperformance.

For the one-year period ended December 31, 2024, the Fund's Advisor Class Shares returned -1.03% compared to 3.82% for the index (MSCI EAFE). An underweight and stock selection in Financials accounted for the vast majority of the fund’s underperformance for the year. The type of financials that drove the sector performance were predominantly low ROE, low price-to-book, and highly leveraged businesses, the majority of which do not meet Sprucegrove’s quality requirements. Positive stock selection in the Energy and Health Care sectors partially offset this.

From a country perspective, stock selection in Japan detracted the most. The Japanese index's strong performance was driven by financials and industrials, which were perceived to benefit from the stock exchange reforms meant to favor investors. The industrial names have poorer quality and are not included in the Fund. We have a diverse group of Japanese holdings and continue to find opportunities in this market.

After avoiding an economic downturn from a sharp tightening cycle, we face a complex macroeconomic context again. The election results in the U.S. are shaping up to cause increased uncertainty and a clouded outlook. The focus on tariffs could reshape trade relations around the world and alter the inflation outlook.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

Sprucegrove International Equity Fund, Advisor Class Shares - $1,101,298
MSCI EAFE Index (Net) (USD) - $1,184,517
MSCI EAFE Value Index (Net) (USD) - $1,216,081
$1,300,000
$1,250,000
$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
$950,000
$900,000
$850,000
May/22
Dec/22
Dec/23
Dec/24

	Sprucegrove International Equity Fund, Advisor Class Shares - $1101298	MSCI EAFE Index (Net) (USD) - $1184517	MSCI EAFE Value Index (Net) (USD) - $1216081
May/22	$1000000	$1000000	$1000000
Dec/22	$947305	$964918	$967360
Dec/23	$1112741	$1140899	$1150680
Dec/24	$1101298	$1184517	$1216081

Inception date of the Class was May 31, 2022. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-SPRUCEG (777-8234) or visit https://sprucegrove.com/mutual-fund-documents/ for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Sprucegrove International Equity Fund, Advisor Class Shares	-1.03%	3.80%
MSCI EAFE Index (Net) (USD)	3.82%	6.76%
MSCI EAFE Value Index (Net) (USD)	5.68%	7.85%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$99,370,400	66	$399,089	24%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.8%
China	2.1%
Netherlands	2.2%
Ireland	2.5%
India	3.0%
Canada	3.4%
Singapore	6.3%
Hong Kong	6.4%
France	7.8%
Switzerland	8.0%
Germany	10.3%
United Kingdom	15.9%
Japan	16.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
United Overseas Bank Ltd	3.2%
Roche Holding AG	3.2%
AIA Group Ltd	2.8%
Sandoz Group AG	2.7%
Smith & Nephew PLC	2.6%
Ryanair Holdings PLC ADR	2.5%
HSBC Holdings PLC	2.4%
Novartis AG	2.2%
Nihon Kohden Corp	2.2%
Kering SA	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-SPRUCEG (777-8234)

  https://sprucegrove.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-SPRUCEG (777-8234) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Sprucegrove International Equity Fund / Advisor Class Shares - SPRDX

Annual Shareholder Report: December 31, 2024

SIM-AR-TSR-2024-3

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$138,746	None	None	$74,970	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$151,569	None	None	$138,403	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	27
Notice to Shareholders (Unaudited)	28
Other Information (Form N-CSR Items 8-11) (Unaudited)	29

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

SECTOR WEIGHTING (Unaudited)†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.4%

	Shares	Value
BRAZIL — 0.6%
Ambev SA ADR	59,900	$110,815
Odontoprev SA	293,000	515,063
		625,878
CANADA — 3.4%
CAE Inc *	71,900	1,824,746
North West Co Inc	37,369	1,276,294
Saputo Inc	13,900	241,525
		3,342,565
CHINA — 2.1%
Alibaba Group Holding Ltd	57,400	608,881
Tencent Holdings Ltd	27,505	1,476,527
		2,085,408
FINLAND — 0.8%
Nokian Renkaat Oyj	108,012	821,502

FRANCE — 7.8%
Air Liquide SA	9,895	1,607,840
Kering SA	8,596	2,120,695
LVMH Moet Hennessy Louis Vuitton SE	2,540	1,671,468
Pernod Ricard SA	3,369	380,256
TotalEnergies SE	35,686	1,972,167
		7,752,426
GERMANY — 8.1%
BASF SE	37,850	1,659,199
Bayerische Motoren Werke AG	11,246	919,496
Fresenius Medical Care AG	34,730	1,580,746

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
FUCHS SE	12,700	$417,440
Henkel AG & Co KGaA	25,269	1,946,302
SAP SE	6,140	1,509,767
		8,032,950
HONG KONG — 6.4%
AIA Group Ltd	380,638	2,758,761
Jardine Matheson Holdings Ltd	47,200	1,933,784
Techtronic Industries Co Ltd	55,000	725,739
Xinyi Glass Holdings Ltd	953,807	968,793
		6,387,077
INDIA — 3.0%
Adani Ports & Special Economic Zone Ltd	62,473	898,343
HDFC Bank Ltd	71,726	1,485,269
UPL Ltd	105,640	618,191
		3,001,803
IRELAND — 2.5%
Ryanair Holdings PLC ADR	57,997	2,528,089

ITALY — 1.5%
Brembo NV	153,838	1,448,982

JAPAN — 16.9%
Ain Holdings Inc	21,500	592,500
Daikin Industries Ltd	11,800	1,378,456
Denso Corp	133,700	1,845,492
Kubota Corp	129,200	1,498,513
Makita Corp	61,600	1,875,398
MISUMI Group Inc	87,700	1,349,825
Nihon Kohden Corp	157,570	2,142,089
Nitto Denko Corp	113,030	1,891,952
Omron Corp	60,818	2,050,216
Seria Co Ltd	63,600	1,141,091
Toyota Motor Corp	53,000	1,036,056
		16,801,588
NETHERLANDS — 2.2%
Koninklijke Vopak NV	33,080	1,455,805
SBM Offshore NV	43,212	758,890
		2,214,695
NORWAY — 1.4%
Bakkafrost P/F	24,084	1,345,756

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
PANAMA — 2.1%
Copa Holdings SA, Cl A	23,460	$2,061,665

SINGAPORE — 6.3%
Sembcorp Industries Ltd	392,600	1,588,588
United Overseas Bank Ltd	121,030	3,223,149
Venture Corp Ltd	145,500	1,402,525
		6,214,262
SOUTH KOREA — 1.2%
Samsung Electronics Co Ltd GDR	1,274	1,159,340

SPAIN — 0.8%
Viscofan SA	12,317	778,007

SWEDEN — 1.6%
Assa Abloy AB, Cl B	53,205	1,573,556

SWITZERLAND — 8.0%
Novartis AG	22,170	2,161,508
Roche Holding AG	11,270	3,155,688
Sandoz Group AG	64,444	2,645,517
		7,962,713
TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing Co Ltd	51,000	1,672,284

UNITED KINGDOM — 15.9%
Berkeley Group Holdings PLC	28,593	1,396,580
Croda International PLC	32,866	1,393,307
HSBC Holdings PLC	242,003	2,361,476
IMI PLC	77,720	1,772,491
Renishaw PLC	24,775	1,050,301
RS GROUP PLC	123,923	1,057,692
Smith & Nephew PLC	208,287	2,586,143
Smiths Group PLC	70,887	1,526,103
Travis Perkins PLC	134,955	1,232,134
Weir Group PLC	53,400	1,460,613
		15,836,840
VIETNAM — 0.1%
Vietnam Dairy Products JSC	46,020	114,486

TOTAL COMMON STOCK
(Cost $89,269,618)		93,761,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS

PREFERRED STOCK — 2.2%

	Shares	Value
GERMANY — 2.2%
FUCHS SE (A)	33,364	$1,441,190
Jungheinrich AG (A)	29,100	777,225
		2,218,415
TOTAL PREFERRED STOCK
(Cost $1,893,247)		2,218,415

TOTAL INVESTMENTS— 96.6%
(Cost $91,162,865)		$95,980,287

Percentages are based on Net Assets of $99,370,400.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd — Limited

PLC — Public Limited Company

The following is a summary of the inputs used as of December 31, 2024 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$625,878	$—	$—	$625,878
Canada	3,342,565	—	—	3,342,565
China	2,085,408	—	—	2,085,408
Finland	—	821,502	—	821,502
France	7,752,426	—	—	7,752,426
Germany	—	8,032,950	—	8,032,950
Hong Kong	6,387,077	—	—	6,387,077
India	3,001,803	—	—	3,001,803
Ireland	2,528,089	—	—	2,528,089
Italy	—	1,448,982	—	1,448,982
Japan	—	16,801,588	—	16,801,588
Netherlands	2,214,695	—	—	2,214,695
Norway	—	1,345,756	—	1,345,756
Panama	2,061,665	—	—	2,061,665
Singapore	6,214,262	—	—	6,214,262

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (continued)
South Korea	$1,159,340	$—	$—	$1,159,340
Spain	778,007	—	—	778,007
Sweden	—	1,573,556	—	1,573,556
Switzerland	—	7,962,713	—	7,962,713
Taiwan	1,672,284	—	—	1,672,284
United Kingdom	15,836,840	—	—	15,836,840
Vietnam	114,486	—	—	114,486
Total Common Stock	55,774,825	37,987,047	—	93,761,872
Preferred Stock
Germany	—	2,218,415	—	2,218,415
Total Investments in Securities	$55,774,825	$40,205,462	$—	$95,980,287

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $91,162,865)	$95,980,287
Foreign Currency, at Value (Cost $668,617)	661,721
Cash	2,107,682
Reclaim Receivable	893,685
Receivable for Investment Securities Sold	195,852
Receivable for Capital Shares Sold	112,791
Dividend and Interest Receivable	63,201
Other Prepaid Expenses	16,973
Total Assets	100,032,192
Liabilities:
Payable for Investment Securities Purchased	508,392
Payable to Administrator	9,317
Payable to Investment Adviser	1,098
Unrealized Loss on Foreign Spot Currency Contracts	180
Chief Compliance Officer Fees Payable	5,097
Payable to Trustees	134
Legal Fees Payable	2,087
Printing Fees Payable	3,518
Audit Fees Payable	14,259
Accrued Foreign Capital Gains Tax on Appreciated Securities	85,751
Other Accrued Expenses and Other Payables	31,959
Total Liabilities	661,792
Commitments and Contingencies †
Net Assets	$99,370,400
Net Assets Consist of:
Paid-in Capital	$95,793,963
Total Distributable Earnings	3,576,437
Net Assets	$99,370,400
Institutional Class Shares:
Net Assets	$99,257,233
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,508,885
Net Asset Value, Offering and Redemption Price Per Share	$65.78
Investor Class Shares:
Net Assets	$103,194
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,568
Net Asset Value, Offering and Redemption Price Per Share	$65.83	*
Advisor Class Shares:
Net Assets	$9,973
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	152
Net Asset Value, Offering and Redemption Price Per Share	$65.43	*

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND DECEMBER 31, 2024

†	See Note 5 in the Notes to Financial Statements.
*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares are shown Rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND FOR THE YEAR ENDED DECEMBER 31, 2024

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$4,360,644
Interest	148,300
Less: Foreign Taxes Withheld	(286,351)
Total Investment Income	4,222,593
Expenses:
Investment Advisory Fees	695,252
Administration Fees	109,999
Trustees' Fees	37,083
Chief Compliance Officer Fees	9,980
Shareholder Serving Fees Investor Class Shares	159
Shareholder Serving Fees Advisor Class Shares	15
Distribution Fees, Advisor Class Shares	26
Transfer Agent Fees	60,143
Registration and Filing Fees	55,338
Custodian Fees	44,866
Legal Fees	43,719
Audit Fees	29,496
Printing Fees	10,360
Other Expenses	35,374
Total Expenses	1,131,810
Less:
Waiver of Investment Advisory Fees	(296,163)
Net Expenses	835,647
Net Investment Income	3,386,946
Net Realized Gain (Loss) on:
Investments	9,844,310
Foreign Capital Gains Tax on Appreciated Securities	2
Foreign Currency Transactions	(59,108)
Net Realized Gain (Loss)	9,785,204
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(10,664,959)
Foreign Capital Gains Tax on Appreciated Securities	81,906
Foreign Currency Translation	(65,108)
Net Change in Unrealized Appreciation (Depreciation)	(10,648,161)
Net Realized and Unrealized Gain (Loss)	(862,957)
Net Increase in Net Assets Resulting from Operations	$2,523,989

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net Investment Income	$3,386,946	$4,120,606
Net Realized Gain	9,785,204	7,881,279
Net Change in Unrealized Appreciation (Depreciation)	(10,648,161)	14,451,792
Net Increase in Net Assets Resulting From Operations	2,523,989	26,453,677
Distributions:
Institutional Class Shares	(13,313,418)	(8,706,573)
Investor Class Shares	(10,750)	(5,973)
Advisor Class Shares	(1,046)	(580)
Total Distributions	(13,325,214)	(8,713,126)
Capital Share Transactions:
Institutional Class Shares
Issued	112,800	206,642
Reinvestment of Distributions	12,926,155	8,706,172
Redeemed	(51,137,629)	(41,513,492)
Net Institutional Class Shares Transactions	(38,098,674)	(32,600,678)
Investor Class Shares
Reinvestment of Distributions	10,750	5,973
Net Investor Class Shares Transactions	10,750	5,973
Advisor Class Shares
Reinvestment of Distributions	1,046	580
Net Advisor Class Shares Transactions	1,046	580
Net Decrease in Net Assets From Capital Share Transactions	(38,086,878)	(32,594,125)
Total Decrease in Net Assets	(48,888,103)	(14,853,574)
Net Assets:
Beginning of Year	148,258,503	163,112,077
End of Year	$99,370,400	$148,258,503

Share Transactions:
Institutional Class Shares
Issued	1,716	2,852
Reinvestment of Distributions	182,661	118,266
Redeemed	(689,386)	(568,013)
Total Institutional Class Shares Transactions	(505,009)	(446,895)
Investor Class Shares
Reinvestment of Distributions	154	81
Total Investor Class Shares Transactions	154	81
Advisor Class Shares
Reinvestment of Distributions	15	8
Total Advisor Class Shares Transactions	15	8
Net Decrease in Shares Outstanding From Share Transactions	(504,840)	(446,806)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

Institutional Class Shares	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022(1)	Period Ended December 31, 2021(2)
Net Asset Value, Beginning of Year/Period	$73.56	$66.25	$83.69	$87.86
Income (Loss) from Investment
Operations:
Net Investment Income*	1.80	1.92	2.40	2.05
Net Realized and Unrealized Gain (Loss)	(2.00)	9.91	(12.08)	(1.84)
Total from Investment Operations	(0.20)	11.83	(9.68)	0.21
Dividends and Distributions:
Net Investment Income	(1.79)	(2.05)	(3.58)	(1.98)
Return of Capital	—	—	(4.18)	—
Capital Gains	(5.79)	(2.47)	— ^	(2.40)
Total Dividends and Distributions	(7.58)	(4.52)	(7.76)	(4.38)
Net Asset Value, End of Year/ Period	$65.78	$73.56	$66.25	$83.69
Total Return†	(0.64)%	17.96%	(11.61)%	0.31%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$99,257	$148,145	$163,015	$433,286
Ratio of Net Expenses to Average Net Assets	0.60%	0.60%	0.22%#	0.02%††
Ratio of Gross Expenses to Average Net Assets	0.81%	0.82%	0.36%	0.11%††
Ratio of Net Investment Income to Average Net Assets	2.44%	2.65%	3.14%	2.93%††
Portfolio Turnover Rate‡	24%	14%	17%	15%

*	Per share data calculated using average shares method.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
#	Expense ratio reflects a "blended" rate where the Institutional Class Shares previously operated at a lower rate prior to the re-organization (see Note 1). After the re-organization the Institutional Class Shares operated at its current annualized rate of 0.60%.
(1)	Due to a reorganization, activity prior to June 1, 2022 includes activity from the Sprucegrove International Equity Master Fund. Please refer to Note 1 in Notes to Financial Statements for more detail.
(2)	Inception date of the Class was March 22, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

Investor Class Shares	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022**
Net Asset Value, Beginning of Year/Period	$73.54	$66.24	$77.90
Income (Loss) from Investment Operations:
Net Investment Income*	1.61	1.76	0.54
Net Realized and Unrealized Gain (Loss)	(1.92)	9.96	(4.50)
Total from Investment Operations	(0.31)	11.72	(3.96)
Dividends and Distributions:
Net Investment Income	(1.61)	(1.95)	(3.52)
Return of Capital	—	—	(4.18)
Capital Gains	(5.79)	(2.47)	— ^
Total Dividends and Distributions	(7.40)	(4.42)	(7.70)
Net Asset Value, End of Year/Period	$65.83	$73.54	$66.24
Total Return†	(0.79)%	17.78%	(5.13)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$103	$104	$88
Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	0.98%	0.97%	1.09%††
Ratio of Net Investment Income to Average Net Assets	2.19%	2.43%	1.31%††
Portfolio Turnover Rate‡	24%	14%	17%

*	Per share data calculated using average shares method.
**	Inception date of the Class was May 31, 2022.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers. Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

Advisor Class Shares	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022**
Net Asset Value, Beginning of Year/Period	$73.32	$66.23	$77.90
Income (Loss) from Investment Operations:
Net Investment Income*	1.42	1.57	0.44
Net Realized and Unrealized Gain (Loss)	(1.90)	9.93	(4.51)
Total from Investment Operations	(0.48)	11.50	(4.07)
Dividends and Distributions:
Net Investment Income	(1.62)	(1.94)	(3.42)
Return of Capital	—	—	(4.18)
Capital Gains	(5.79)	(2.47)	— ^
Total Dividends and Distributions	(7.41)	(4.41)	(7.60)
Net Asset Value, End of Year/Period	$65.43	$73.32	$66.23
Total Return†	(1.03)%	17.46%	(5.27)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$10	$10	$9
Ratio of Net Expenses to Average Net Assets	1.00%	1.01%	1.01%††
Ratio of Gross Expenses to Average Net Assets	1.23%	1.24%	1.34%††
Ratio of Net Investment Income to Average Net Assets	1.94%	2.16%	1.06%††
Portfolio Turnover Rate‡	24%	14%	17%

*	Per share data calculated using average shares method.
**	Inception date of the Class was May 31, 2022.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers. Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Sprucegrove International Equity Fund (the “Fund”). The investment objective of the Fund is long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

Investor Class and Advisor Class commenced operations on May 31, 2022.

On June 1, 2022, the Sprucegrove International Equity Master Fund (the “Master Fund”) was rebranded as the Sprucegrove International Equity Fund (the “Fund”). The Master Fund Share Class was fully exchanged into the Institutional Class Shares. The prior history for the Institutional Class reflects that of the Master Fund, which was established on March 22, 2021. As part of this event, 1,944,658 shares were redeemed out of the Master Class at a cost of $ 151,483,827 and exchanged into the Institutional Class for the same shares and dollars. Immediately prior to the aforementioned transaction, the remaining shareholder was redeemed as part of an in-kind transaction.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Net Asset Value Determination — The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, the Fund or an authorized institution must receive any purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half -day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when purchasing or redeeming shares is not available.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The Fund calculates its NAV once each Business Day, as of the close of business, on a daily basis.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of December 31, 2024, there were no forward foreign currency contracts held by the Fund.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.  Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended ended December 31, 2024, the Fund paid $109,999 for these services.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

The Fund has adopted the Distribution Plan (the “Plan”) for the Advisor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Advisor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares or Investor Class Shares of the Fund.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Investor Class Shares and the Advisor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the year ended December 31, 2024, the Fund paid $174 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. For the year ended December 31, 2024, the Fund paid $60,143 for these services.

5.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Institutional Class Shares, Investor Class Shares and Advisor Class Shares from exceeding 0.60% of the average daily net assets of the Fund’s share classes until May 30, 2025. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 30, 2025. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

As of December 31, 2024, the Fund had fees which were previously waived and/ or reimbursed to the Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, as follows:

Fiscal Year	Subject to Repayment until December 31:	Amount
2022	2025	$226,214
2023	2026	$337,952
2024	2027	$296,163

For the year ended December 31, 2024, the Adviser did not recapture any previously waived fees.

6.  Investment Transactions:

For the year ended December 31, 2024, the purchases and sales of investment securities, long-term U.S. Government and short-term investments were as follows:

Purchases	$32,539,405
Sales	81,351,314

There were no purchases or sales of long-term U.S. Government securities by the Fund.

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of December 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

The tax character of dividends and distributions declared during the year ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2024	$3,771,156	$9,554,058	$13,325,214
2023	4,023,779	4,689,347	8,713,126

As of December 31, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$52,296
Post-October Losses	(494,830)
Unrealized Appreciation	4,018,971
Total Distributable Earnings	$3,576,437

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at December 31, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation*
$91,798,393	$12,887,051	$(8,782,329)	$4,104,722

*	The difference in Unrealized Appreciation (Depreciation) in the table above is due to the foreign capital gains tax on appreciated securities.

8.  Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Security and Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

Common Stock Risk - The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

International Investing Risk — Investing outside the United States involves considerations that create risks different than investing in the United States. These risks include, among other things, (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a non-U.S. jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, in certain countries companies are not subject to uniform accounting, auditing and financial reporting disclosure standards, practices and requirements comparable to those applicable to United States companies.

Non -U.S. markets may also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Transaction costs of buying and selling non-U.S. securities, including brokerage, tax and custody costs, also are generally higher than those involved in U.S. transactions. Furthermore, non-U.S. financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, periodic U.S. government restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Investing Risk — The Fund invests a portion of its assets in the securities of, or instruments providing exposure to Emerging Markets. The value of Emerging Market currencies and securities may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulatory or imposition of withholding taxes on interest payments.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

Some of the countries in which the Fund may invest have experienced political, economic and/or social instability and dramatic swings in the value of their national currency and interest rates. There can be no assurance that such instability or such fluctuations will not occur in the future and, if they do occur, that they will not have a substantial adverse effect on the performance of the Fund.

Also, some Emerging Market country economies have a high dependence on a small group of markets or even a single market. Foreign investment in the Emerging Market countries is in some cases restricted. Certain Emerging Markets countries are particularly likely to require identifying information about entities and persons who have direct, or even indirect, exposure to the securities of issuers in those countries. Further, the securities markets of Emerging Market countries may be illiquid. Therefore, the Fund may not be able to sell Emerging Markets securities when the Fund desires to do so.

Currency Risk – As a result of the Fund’s investments in securities or other investments being denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Investments in Other Investment Companies Risk – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed. The liquidity of the Fund’s investments may change over time.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

Investment Style Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate or differs from that of the market or other market participants, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to underperform the market for long periods of time.

Cyber Security Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

9.  Other:

At December 31, 2024, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding, are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Class	2	95%
Investor Class	1	100%
Advisor Class	1	100%

10.  Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.  Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long -term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

12.  Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of Sprucegrove International Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sprucegrove International Equity Fund (one of the Funds constituting The Advisors’ Inner Circle Fund II, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 24, 2025

We have served as the auditor of one or more investment companies in Sprucegrove Investment Management Ltd. since 2021.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended December 31, 2024, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Receivable Deductions(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit(7)
0.00%	70.21%	29.79%	100.00%	0.00%	85.93%	0.00%	0.00%	100.00%	0.00%	2.08%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(7)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2024. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2024. The total amount of foreign source income for the Fund is $3,734,623. The total amount of foreign tax paid for the Fund is $282,674. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

OTHER INFORMATION (Form N-CSR Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Sprucegrove International Equity Fund

P.O. Box 219009

 Kansas City, MO 64121

1-844-777-8234

Sprucegrove Investment Management Ltd.

181 University Ave, Suite 1300

 Toronto, Ontario, Canada

M5H 3M7

Administrator:

SEI Investments Global Funds Services

 One Freedom Valley Drive

 Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

 One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

 Morgan, Lewis & Bockius LLP

2222 Market Street

 Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

 PricewaterhouseCoopers LLP

Two Commerce Square

 2001 Market Street, Suite 1800

 Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

SIM-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 10, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 10, 2025